EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of composition of share capital

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	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding*)	Authorized	Issued and outstanding*)
	Number of shares

Ordinary shares of NIS 0.01 par value each	25,000,000	16,391,382	25,000,000	14,682,272

*)	Net of treasury shares – see (c).

Schedule of movements in Share Options
Balance on January 1, 2022	1,905,820
Exercise of share options	(171,945)

Balance on December 31, 2022	1,733,875
Exercise of share options	(1,703,908)
Expiration of share options	(29,967)

Balance on December 31, 2023	-

Schedule of issued and outstanding share capital
Number of shares

Balance at January 1, 2022	14,491,171

Exercise of share options	171,945
Exercise of employees share options	5,694
Treasury shares sold upon exercise of employee options	13,462

Balance at December 31, 2022	14,682,272

Exercise of share options	1,703,908
Exercise of employees share options	5,202

Balance at December 31, 2023	16,391,382

Schedule of number and weighted average exercise prices ("WAEP") of, and movements in, share options
	2023		2022
	No. of options	WAEP (CHF)	No. of options	WAEP (CHF)

Outstanding at the beginning of the year	1,001,430	11.85	835,055	10.12
Granted during the year	423,500	13.03	210,000	18.31
Forfeited during the year	(165,881)	12.89	(7,500)	19.33
Exercised during the year *)	(38,808)	7.04	(36,125)	7.94

Outstanding at the end of the year	1,220,241	12.27	1,001,430	11.85

Exercisable at the end of the year	720,758	11.02	454,480	9.42

*)	The weighted average share price at the date of exercise of these options was CHF 8.13 (2022 – CHF 16.85). Exercise was cashless.

Black and Scholes model
EQUITY
Schedule of significant inputs used for the fair value measurement
December 31, 2022

Expected dividend	0%
Expected volatility of the share price	32.59%-38.24%
Risk-free interest rate	0.82%
Expected average life of options	0.06-0.13 years
Share price	CHF 14.80 ($16.05)

Black and Scholes model | Underwriters
EQUITY
Schedule of significant inputs used for the fair value measurement
Expected dividend	0%
Expected volatility of the share price	41.18%
Risk-free interest rate	4.11%
Expected average life of options	2.01 years
Share price	CHF 11.55 ($12.53)

Monte Carlo model
EQUITY
Schedule of significant inputs used for the fair value measurement
December 31, 2022

Expected volatility of the share price	43.15%
Risk-free interest rate	0.82%
Expected average life of options	0.21 years
Share price	CHF 14.80 ($16.05)